Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2017		December 31, 2018		December 31, 2019
Recoverable taxes:
IMPAC	Ps.	111,987	Ps.	57,759	Ps.	39,186
ISR		21,780		40,492		98,742
IVA		30,886		28,729		35,508
Tax to cash deposits		863		343		—
Business flat tax (IETU)		3,506		3,399		1,929
Withholding taxes		26,040		22,362		43,130
Corporation taxes		3,316		66,338		71,599
Other		198		722		1,481
	Ps.	198,576	Ps.	220,144	Ps.	291,575

Summary of Income Tax Expense (Benefit)	Income Tax – Income tax expense (benefit) for the years ended December 31, 2017, 2018 and 2019 consists of the following:

	2017		2018		2019
ISR:
Current	Ps.	1,849,551	Ps.	2,117,491	Ps.	2,055,783
Deferred		(408,910)		(248,450)		(164,340)
	Ps.	1,440,641	Ps.	1,869,041	Ps.	1,891,443

Schedule of Effective Tax Rate	Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2017, 2018 and 2019 is shown below:

	%	2017		%		2018	%	2019
Income before income taxes		Ps.	6,171,722		Ps.	7,007,672		Ps.	7,346,185
Income tax by applying the weighted average statutory rate (1)	30.0%		1,851,517	30.0%		2,102,302	30.0%		2,203,856
Effects of inflation over monetary assets	(7.8)%		(478,609)	(3.9)%		(271,601)	(3.5)%		(260,249)
(Unrecognized) applied tax loss carryforwards	1.0%		62,975	0.8%		57,733	0.8%		61,953
Derecognition of deferred tax asset	1.0%		63,657	0.9%		60,115	—		—
Loss of goodwill impairment, not deductible	(0.1)%		(4,043)	—		—	—		—
Tax rate change in border area	—		—	0.3%		19,391	(0.1)%		(10,332)
Employee benefits	(0.2%)		(12,220)	(0.1%)		(603)	(0.1%)		(9,586)
Cancellation of recoverable tax on assets - undue payments	(0.1)%		(7,587)	(0.8)%		(54,444)	—		—
Other	(0.6)%		(35,049)	(0.6)%		(43,852)	(1.3)%		(94,199)
Effective tax rate	23.2%	Ps.	1,440,641	26.6%	Ps.	1,869,041	25.8%	Ps.	1,891,443

(1)

The tax rate used for the 2017, 2018 and 2019 previous reconciliations above is the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.

Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability

The net deferred income tax assets are from Mexican subsidiaries:

	December 31, 2017		December 31, 2018		December 31, 2019
Deferred ISR asset (liability):
Expected credit loss	Ps.	7,209	Ps.	10,636	Ps.	10,831
Machinery and equipment		37,645		46,723		50,590
Improvements to concession assets		511,166		567,497		605,052
Airport concessions and rights to use airport facilities		4,461,211		4,592,116		4,654,502
Other acquired rights		130,776		139,268		143,596
Derivative financial instruments		(30,667)		(39,492)		82,370
Other assets		387		445		449
Tax loss carryforwards		170,990		113,257		51,304
Employee benefits		27,257		27,805		30,373
Accruals		12,966		14,024		19,877
Recoverable tax on assets		25,342		—		—
Deferred income tax asset	Ps.	5,354,282	Ps.	5,472,279	Ps.	5,648,944

The net deferred income tax liability corresponds to the subsidiaries in Jamaica:

	December 31, 2017		December 31, 2018		December 31, 2019
Deferred tax (liability) asset:
Trade receivables	Ps.	(822)	Ps.	(820)	Ps.	(1,169)
Machinery, equipment and improvements on leased assets		(103,782)		(96,496)		(76,881)
Improvements to concession assets		(2,008)		(1,905)		(1,712)
Airport concessions		(748,879)		(700,168)		(615,751)
Accruals		16,238		14,458		13,604
Deferred tax liability	Ps.	(839,253)	Ps.	(784,931)	Ps.	(681,909)

Schedule of Unrecognized Deferred Income Tax Assets	Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position is comprised of the following items of the Mexican Companies:

	December 31, 2017		December 31, 2018		December 31, 2019
Tax loss carryforwards	Ps.	212,464	Ps.	235,475	Ps.	269,898
Deductible tax temporary difference		47,533		98,929		102,342
Recoverable tax on assets		225,209		—		—
	Ps.	485,206	Ps.	334,404	Ps.	372,240

Summary of Deferred Income Tax from Tax Loss Carryforwards	Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Los Mochis, Manzanillo, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable in Grupo Aeroportuario del Pacífico, S.A.B. de C.V. With respect to tax legislation relating to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2026. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.
	December 31, 2017		December 31, 2018		December 31, 2019
Tax loss carryforwards	Ps.	1,278,180	Ps.	1,162,441	Ps.	1,070,673
Unrecognized tax loss carryforwards		(708,212)		(784,917)		(899,659)
Recognized tax loss carryforwards	Ps.	569,968	Ps.	377,524	Ps.	171,014

Summary of Reconciliation of Changes in Deferred Tax Assets

	Balance as of January 1, 2017		Effects of profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	8,267	Ps.	(1,058)	Ps.	—	Ps.	—	Ps.	7,209
Machinery, equipment and improvements on leased assets		31,854		5,791		—		—		37,645
Improvements to concession assets		411,620		99,546		—		—		511,166
Airport concessions and rights to use airport facilities		4,162,475		298,736		—		—		4,461,211
Other acquired rights		118,215		12,561		—		—		130,776
Derivative financial instruments		(20,446)		(10,221)		—		—		(30,667)
Other assets		268		119		—		—		387
Tax loss carryforwards		233,965		(62,975)		—		—		170,990
Employee benefits		20,898		8,721		—		(2,362)		27,257
Accruals		9,469		3,497		—		—		12,966
Recoverable tax on assets		94,259		2,656		(71,573)		—		25,342
Total deferred tax asset	Ps.	5,070,844	Ps.	357,373	Ps.	(71,573)	Ps.	(2,362)	Ps.	5,354,282

	Balance as of January 1, 2018		Effects of profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	7,209	Ps.	3,427	Ps.	—	Ps.	—	Ps.	10,636
Machinery, equipment and improvements on leased assets		37,645		9,078		—		—		46,723
Improvements to concession assets		511,166		56,331		—		—		567,497
Airport concessions and rights to use airport facilities		4,461,211		130,905		—		—		4,592,116
Other acquired rights		130,776		8,492		—		—		139,268
Derivative financial instruments		(30,667)		(8,825)		—		—		(39,492)
Other assets		387		58		—		—		445
Tax loss carryforwards		170,990		(57,733)		—		—		113,257
Employee benefits		27,257		(5,236)		—		5,784		27,805
Accruals		12,966		1,058		—		—		14,024
Recoverable tax on assets		25,342		54,444		(79,786)		—		—
Total deferred tax asset	Ps.	5,354,282	Ps.	191,999	Ps.	(79,786)	Ps.	5,784	Ps.	5,472,279

	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	10,636	Ps.	195	Ps.	—	Ps.	10,831
Machinery, equipment and improvements on leased assets		46,723		3,867		—		50,590
Improvements to concession assets		567,497		37,554		—		605,051
Airport concessions and rights to use airport facilities		4,592,116		62,386		—		4,654,502
Other acquired rights		139,268		4,328		—		143,596
Derivative financial instruments		(39,492)		44,931		76,931		82,370
Other assets		445		4		—		449
Tax loss carryforwards		113,257		(61,953)		—		51,304
Employee benefits		27,805		4,901		(2,333)		30,373
Accruals		14,024		5,854		—		19,878
Total deferred tax asset	Ps.	5,472,279	Ps.	102,067	Ps.	74,598	Ps.	5,648,944

Summary of Reconciliation of Changes in Deferred Tax Liabilities
	Balance as of January 1, 2017		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(10,991)	Ps.	(185)	Ps.	10,354	Ps.	(822)
Machinery, equipment and improvements on leased assets		(114,627)		5,555		5,290		(103,782)
Improvements to concession assets		(2,209)		95		106		(2,008)
Airport concessions		(835,432)		45,675		40,878		(748,879)
Accruals		16,586		398		(746)		16,238
Total deferred tax liability	Ps.	(946,673)	Ps.	51,538	Ps.	55,882	Ps.	(839,253)

	Balance as of January 1, 2018		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(822)	Ps.	5,220	Ps.	(5,218)	Ps.	(820)
Machinery, equipment and improvements on leased assets		(103,782)		6,998		288		(96,496)
Improvements to concession assets		(2,008)		97		6		(1,905)
Airport concessions		(748,879)		46,399		2,312		(700,168)
Accruals		16,238		(2,263)		483		14,458
Total deferred tax liability	Ps.	(839,253)	Ps.	56,451	Ps.	(2,129)	Ps.	(784,931)

	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(820)	Ps.	-	Ps.	(349)	Ps.	(1,169)
Machinery, equipment and improvements on leased assets		(96,496)		(74,659)		94,274		(76,881)
Improvements to concession assets		(1,905)		97		96		(1,712)
Airport concessions		(700,168)		46,461		37,956		(615,751)
Accruals		14,458		90,374		(91,228)		13,604
Total deferred tax liability	Ps.	(784,931)	Ps.	62,273	Ps.	40,749	Ps.	(681,909)

Summary of Components of Recoverable Tax on Assets

As of December 31, 2017, 2018 and 2019, the recoverable tax on assets is comprised as follows:

	December 31, 2017		December 31, 2018		December 31, 2019
Recoverable tax on assets paid	Ps.	250,551	Ps.	-	Ps.	-
Unrecognized recoverable tax on assets paid		(225,209)		-		-
Recognized recoverable tax on assets	Ps.	25,342	Ps.	—	Ps.	—